CYNTHIA R. BEYEA

DIRECT LINE: 202.383.0472

E-mail: cynthia.beyea@sutherland.com

October 26, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	USCF ETF Trust (File Nos. 333-196273; 811-22930)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of USCF ETF Trust (the “Trust”) that (i) the forms of prospectus and statement of additional information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 6, which was filed on October 26, 2015.

Please do not hesitate to contact the undersigned if you have any questions regarding this filing.

Sincerely,

/s/ Cynthia R. Beyea

Cynthia R. Beyea

cc:	Carolyn Yu, USCF Advisers LLC

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